Dividends Per Share (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Dividends Per Share
The dividends recognized by the Company for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	Dividends per share	Aggregate amount

	(In yen)	(In millions)
For the fiscal year ended March 31, 2023:
Common stock	¥220	¥301,627
For the fiscal year ended March 31, 2022:
Common stock	¥200	¥274,127
For the fiscal year ended March 31, 2021:
Common stock	¥195	¥267,144